Trade and Other Receivables and Prepayments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful debts	¥ 0	¥ 0
Bottom of range [member]
Disclosure of financial assets [line items]
Credit period for trade customers	30 days	30 days
Top of range [member]
Disclosure of financial assets [line items]
Credit period for trade customers	90 days	90 days